Derivative Financial Instruments - Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 19,911
Balance - end of year	162,935	$ 19,911
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	4,009	0
Change in fair value	39,974	3,201
Settlements	(23,482)	808
Balance - end of year	$ 20,501	$ 4,009